Trade and other receivables - Components of trade and other receivables (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 35,023	$ 29,128
Accrued revenues	2,700	3,288
Tax credits receivable	1,984	3,054
Interest receivable	1,087	1,662
Other receivables	92	395
Trade and other receivables	$ 40,886	$ 37,527